Employee Benefits Expense and Number of Employees - Allocation of Share-Based Payment Expense (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Allocation of Share-Based Payment Expense
Cost of cloud and software	€ 115	€ 89	€ 74
Cost of services	158	101	113
Research and development	269	190	166
Sales and marketing	442	292	260
General and administration	135	113	111
Share-based payments	1,120	785	724
Thereof cash-settled share-based payments	963	678	637
Thereof equity-settled share-based payments	€ 157	€ 107	€ 87